Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 699,797,000.00
Previously Paid Amount	0.00
Total Fee Amount	107,138.92
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of the securities to which the prospectus supplement relates is $699,797,000.
Net Fee	$ 107,138.92
Narrative - Max Aggregate Offering Price	$ 699,797,000.00
Final Prospectus	true